Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000011076
Account Value [Line Items]
Account Value	$ 10,000	$ 11,231	$ 10,767	$ 10,337	$ 10,235	$ 10,233	$ 10,219	$ 10,093	$ 10,006	$ 10,004	$ 10,002
C000011077
Account Value [Line Items]
Account Value	10,000	10,780	10,437	10,122	10,061	10,059	10,057	10,026	10,006	10,004	10,002
C000226848
Account Value [Line Items]
Account Value	10,000	13,841	13,019	11,790	12,810	12,775	12,783	11,370	11,440	10,917	10,015
C000011079
Account Value [Line Items]
Account Value	10,000	12,103	10,849	10,400	13,761	16,889	12,460	9,865	12,118	9,120	9,062
C000011091
Account Value [Line Items]
Account Value	10,000	19,919	16,295	14,761	18,425	13,740	16,206	11,879	14,468	12,270	9,957
C000011086
Account Value [Line Items]
Account Value	10,000	2,610	3,025	3,570	3,049	4,045	5,437	7,056	6,782	8,267	9,508
C000011092
Account Value [Line Items]
Account Value	10,000	15,748	15,771	14,319	15,515	13,406	11,619	9,977	10,699	8,731	10,330
C000011088
Account Value [Line Items]
Account Value	10,000	28,101	22,941	18,540	23,098	18,284	15,757	12,226	13,027	10,916	9,954
C000011107
Account Value [Line Items]
Account Value	10,000	19,817	14,940	11,334	14,386	12,149	11,778	10,263	12,088	12,350	10,152
C000011094
Account Value [Line Items]
Account Value	10,000	25,770	20,710	15,683	22,905	20,779	16,190	12,990	12,910	10,907	10,469
C000011095
Account Value [Line Items]
Account Value	10,000	18,119	16,418	15,799	20,980	17,535	13,380	10,572	12,409	10,785	10,416
C000032805
Account Value [Line Items]
Account Value	10,000	22,780	20,313	17,890	19,627	16,703	15,551	12,728	13,544	10,958	9,703
C000024086
Account Value [Line Items]
Account Value	10,000	13,935	12,920	11,204	13,369	16,306	12,868	10,358	12,224	9,174	8,264
C000011096
Account Value [Line Items]
Account Value	10,000	12,813	12,347	12,663	7,943	5,228	7,977	7,351	9,214	9,516	7,663
C000011080
Account Value [Line Items]
Account Value	10,000	14,868	14,248	12,129	13,150	10,560	11,634	9,877	11,502	9,608	8,912
C000012425
Account Value [Line Items]
Account Value	10,000	7,242	7,634	7,394	8,104	8,811	8,407	8,609	9,189	8,472	8,999
C000011097
Account Value [Line Items]
Account Value	10,000	24,852	19,349	16,990	20,021	15,389	15,666	12,026	13,426	11,360	9,851
C000011112
Account Value [Line Items]
Account Value	10,000	11,120	10,660	10,235	10,131	10,130	10,126	10,048	10,006	10,004	10,002
C000011098
Account Value [Line Items]
Account Value	10,000	20,181	20,018	19,854	21,127	17,383	15,190	12,725	12,184	10,077	10,502
C000011100
Account Value [Line Items]
Account Value	10,000	24,364	21,101	18,144	21,498	18,469	15,818	12,122	13,895	11,353	9,658
C000024087
Account Value [Line Items]
Account Value	10,000	13,005	12,892	11,157	13,352	12,270	11,697	9,807	11,642	9,559	9,648
C000011101
Account Value [Line Items]
Account Value	10,000	35,489	27,438	18,311	33,990	32,278	21,402	18,132	17,279	12,701	12,035
C000011081
Account Value [Line Items]
Account Value	10,000	23,800	19,473	14,477	16,073	15,470	13,344	11,121	12,585	10,624	10,581
C000011114
Account Value [Line Items]
Account Value	10,000	34,835	26,039	20,365	29,361	22,609	17,268	13,398	13,652	10,896	10,376
C000011113
Account Value [Line Items]
Account Value	10,000	21,961	19,888	16,561	17,774	14,459	14,467	11,148	12,474	10,996	9,527
C000011093
Account Value [Line Items]
Account Value	10,000	17,883	18,164	16,163	17,789	14,160	12,156	10,326	12,541	10,199	8,608
C000012418
Account Value [Line Items]
Account Value	10,000	20,088	18,075	15,880	18,663	15,272	13,788	11,162	12,810	11,293	9,555
C000011116
Account Value [Line Items]
Account Value	10,000	21,712	19,064	16,497	20,709	17,706	14,645	11,788	13,392	11,319	10,028
C000011115
Account Value [Line Items]
Account Value	10,000	20,372	18,546	16,347	17,856	13,892	13,580	10,944	12,622	11,411	9,178
C000011110
Account Value [Line Items]
Account Value	10,000	44,608	36,140	23,749	35,934	28,793	19,780	14,469	14,745	11,310	10,745
C000011102
Account Value [Line Items]
Account Value	10,000	13,623	13,174	13,940	14,850	13,355	11,869	10,408	11,096	10,054	10,444
C000011103
Account Value [Line Items]
Account Value	10,000	15,133	14,199	13,992	15,725	17,268	13,914	9,532	11,015	10,463	6,715
C000011104
Account Value [Line Items]
Account Value	10,000	14,684	14,181	12,924	17,597	12,837	13,699	10,807	11,460	10,607	10,032
C000011111
Account Value [Line Items]
Account Value	10,000	9,941	8,354	8,210	5,181	5,185	7,073	8,564	8,222	9,333	9,841
C000011105
Account Value [Line Items]
Account Value	10,000	100,471	58,847	30,386	48,620	32,743	22,605	15,093	16,813	12,403	9,712
C000033012
Account Value [Line Items]
Account Value	10,000	2,967	3,181	3,458	3,268	4,071	5,147	6,374	6,227	7,985	9,556
C000024064
Account Value [Line Items]
Account Value	10,000	4,038	4,235	4,800	4,499	4,092	5,995	7,589	6,740	9,341	11,152
C000024065
Account Value [Line Items]
Account Value	10,000	5,146	4,972	5,543	4,929	5,692	6,853	8,298	7,186	9,054	9,622
C000011087
Account Value [Line Items]
Account Value	10,000	3,015	3,227	3,559	3,255	4,286	5,844	7,413	6,680	7,845	9,830
C000011090
Account Value [Line Items]
Account Value	10,000	1,339	1,598	2,364	1,750	2,338	4,085	5,678	5,847	7,821	8,696
C000011089
Account Value [Line Items]
Account Value	10,000	3,154	3,374	3,785	3,213	3,970	5,834	7,365	6,672	7,776	9,918
C000011099
Account Value [Line Items]
Account Value	10,000	17,649	16,124	14,032	17,954	15,905	13,588	10,993	12,620	11,225	9,379
C000011078
Account Value [Line Items]
Account Value	10,000	21,051	19,528	16,953	21,849	18,111	15,428	12,952	13,742	12,164	10,117
C000011117
Account Value [Line Items]
Account Value	10,000	18,538	17,510	15,504	17,702	13,769	13,625	11,116	12,959	11,811	9,172
C000011106
Account Value [Line Items]
Account Value	10,000	0	0	0	0	0	0	0	0	0	0
C000011082
Account Value [Line Items]
Account Value	10,000	52,306	36,831	25,359	41,655	26,340	21,981	13,724	16,242	11,518	9,712
C000011083
Account Value [Line Items]
Account Value	10,000	26,159	22,354	18,291	26,965	18,385	17,473	11,823	16,145	12,529	9,085
C000011085
Account Value [Line Items]
Account Value	10,000	114,064	80,660	37,436	95,818	62,828	33,724	18,771	20,771	12,340	11,360
C000032809
Account Value [Line Items]
Account Value	10,000	601	727	895	834	1,292	2,369	3,752	3,722	6,194	9,077
C000012429
Account Value [Line Items]
Account Value	10,000	102	154	362	232	405	1,418	2,864	3,240	5,884	7,374
C000011084
Account Value [Line Items]
Account Value	10,000	17,928	16,196	13,229	23,490	19,051	16,368	11,110	15,209	12,148	8,703
C000011109
Account Value [Line Items]
Account Value	10,000	6,566	7,532	7,529	12,914	13,898	11,516	9,741	10,299	9,407	9,436
C000011108
Account Value [Line Items]
Account Value	$ 10,000	18,764	15,472	16,926	16,969	14,703	15,065	12,260	11,917	10,771	9,360
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Profunds Asia 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name	ProFunds Asia 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 10,000	11,696	10,687	10,259	13,552	16,747	12,318	9,817	12,090	9,122	9,045
S&P Banks Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Account Value	$ 10,000	21,574	17,371	16,462	19,253	14,366	15,708	12,066	14,968	13,522	10,297
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Account Value	$ 10,000	14,770	14,597	13,546	18,212	22,874	15,445	11,671	13,729	9,544	11,309
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P Communication Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
Account Value	$ 10,000	35,692	26,479	17,302	27,753	23,916	18,834	14,334	15,393	12,367	11,081
S&P Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
Account Value	$ 10,000	35,244	27,835	19,909	31,220	24,389	18,797	14,613	14,357	11,675	11,011
S&P Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
Account Value	$ 10,000	21,411	19,059	19,212	19,347	16,491	14,953	11,711	12,725	11,252	10,700
DJ Industrial Average - Total Return
Account Value [Line Items]
Account Value	$ 10,000	29,877	25,983	22,364	24,012	19,853	18,094	14,435	14,956	11,674	10,021
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging 50 ADR Index (USD)
Account Value	$ 10,000	16,219	14,790	12,616	14,833	17,782	13,829	11,025	12,799	9,447	8,394
S&P 500 Energy Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Account Value	$ 10,000	16,148	15,274	15,479	9,341	6,040	9,108	8,145	9,945	10,046	7,888
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 10,000	12,554	12,281	10,653	11,763	9,510	10,435	9,035	10,740	9,162	8,725
ICE U.S. Dollar Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Dollar Index
Account Value	$ 10,000	12,018	11,225	11,468	10,598	9,963	10,678	10,654	10,205	11,323	10,926
S&P Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
Account Value	$ 10,000	29,524	22,613	20,164	22,538	16,690	16,978	12,850	14,775	12,092	9,847
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Account Value	$ 10,000	23,990	23,387	22,916	23,372	18,530	16,334	13,519	12,698	10,401	10,689
S&P Industrials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
Account Value	$ 10,000	28,357	24,140	20,434	21,619	17,850	16,071	12,423	14,284	11,509	9,581
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 10,000	16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919
Dow Jones Internet Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite℠ Index
Account Value	$ 10,000	41,871	31,934	20,978	38,310	35,814	23,330	19,429	18,196	13,153	12,240
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average-USD
Account Value	$ 10,000	21,081	19,388	15,916	19,536	20,432	16,383	13,384	14,632	11,639	10,994
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	41,483	30,485	23,444	33,210	25,157	18,848	14,374	14,375	11,280	10,552
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	25,950	23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 10,000	25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,001	25,621	22,099	18,809	23,210	19,520	15,900	12,590	14,042	11,709	10,203
S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	23,965	21,453	18,591	19,977	15,290	14,740	11,691	13,266	11,811	9,335
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	54,753	43,495	28,038	41,465	32,521	21,844	15,663	15,658	11,773	10,975
S&P Pharmaceuticals Select Industry Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Account Value	$ 10,000	9,304	8,885	8,646	9,630	10,747	9,379	7,453	8,772	7,819	10,180
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals℠ Index
Account Value	$ 10,000	19,590	17,886	17,148	18,785	20,147	15,801	10,560	11,894	11,004	6,885
S&P Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Account Value	$ 10,000	18,915	17,974	15,997	21,656	14,813	15,129	11,727	11,993	10,819	10,473
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value	$ 10,000	8,558	9,315	9,096	13,669	14,385	12,100	10,455	10,704	9,787	9,727
Dow Jones U.S. Semiconductors Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Semiconductors℠ Index
Account Value	$ 10,000	119,920	68,877	34,971	55,018	36,468	24,753	16,236	17,783	12,869	9,904
DJ Industrial Average - Total Return
Account Value [Line Items]
Account Value	$ 10,000	29,877	25,983	22,364	24,012	19,853	18,094	14,435	14,956	11,674	10,021
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging 50 ADR Index (USD)
Account Value	$ 10,000	16,219	14,790	12,616	14,833	17,782	13,829	11,025	12,799	9,447	8,394
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 10,000	16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 10,000	25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	54,753	43,495	28,038	41,465	32,521	21,844	15,663	15,658	11,773	10,975
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559
Russell 2000 Total Return
Account Value [Line Items]
Account Value	$ 10,000	21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559
S&P Small Cap 600 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	24,888	22,702	19,386	24,564	20,032	16,749	13,828	14,412	12,556	10,278
S&P Small Cap 600 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	21,945	20,402	17,759	19,963	15,245	14,869	11,939	13,667	12,256	9,333
S&P Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
Account Value	$ 10,000	64,657	53,111	34,016	47,012	34,898	24,253	16,137	16,372	12,166	10,578
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Account Value	$ 10,000	25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	54,753	43,495	28,038	41,465	32,521	21,844	15,663	15,658	11,773	10,975
DJ Industrial Average - Total Return
Account Value [Line Items]
Account Value	$ 10,000	29,877	25,983	22,364	24,012	19,853	18,094	14,435	14,956	11,674	10,021
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	54,753	43,495	28,038	41,465	32,521	21,844	15,663	15,658	11,773	10,975
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559
S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Account Value	$ 10,000	8,558	9,315	9,096	13,669	14,385	12,100	10,455	10,704	9,787	9,727
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Account Value	$ 10,000	$ 22,473	$ 18,207	$ 19,595	$ 19,293	$ 16,396	$ 16,317	$ 12,914	$ 12,404	$ 11,065	$ 9,515
Markit iBoxx $ Liquid High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nikkei 225 Stock Average-Yen
Account Value [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
ICE U.S Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S Treasury Core Bond Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Nasdaq Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
ICE U.S Treasury Core Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S Treasury Core Bond Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index